SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Completed goods	$ 3,816,366	$ 3,417,829	$ 3,393,794
Work in progress			152,595
Raw materials and supplies	8,398,285	6,084,176	4,826,087
Total inventory	$ 12,214,651	$ 9,502,005	$ 8,372,476